Commitments and Contingencies	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

9. commitments and contingencies

Litigation

While there is currently no ongoing litigation, the Company may, from time to time, be involved in various legal matters that arise in the ordinary course of business. Should matters arise, management will then make a determination as to the ultimate disposition of these matters and measure if it could have a material adverse effect on the Company’s financial position, results of operations or liquidity.

Executive Compensation

On February 11, 2025, effective upon the closing of the Merger, the Company entered into executive employment agreements with three executive officers (each an “Executive” and collectively, the “Executives”). The agreements include customary non-competition, non-solicitation, and confidentiality covenants; establish the Executives’ duties and compensation; and provide for their continued employment with the Company. The initial term of each of the employment agreements commenced upon the closing of the Merger and continues for terms ranging from two to three years, unless terminated sooner in accordance with the employment agreement. After the initial term expires, the employment agreements will automatically renew for successive one-year terms unless either the Company or the Executive provides written notice of their intent not to renew at least 90 days prior to the expiration of the then-current term.

The Company has agreed to pay the Executives annual base salaries of $960,000 in the aggregate, discretionary equity grants and awards, and annual discretionary bonuses based on targeted percentages of each Executive’s base salary.

In the event that the Company issues additional securities, raising gross aggregate funds of $10,000,000 (in one or more transactions), occurring, if at all, within two years following the Merger (the “Additional Financing Period”), the Company will grant each Executive options to purchase a number of shares of common stock of the Company (the “Anti-Dilution Options”) sufficient to ensure that their respective ownership immediately following the Additional Financing Period, on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable) is equal to their respective ownership immediately following the Merger, as determined on a fully diluted basis and assuming the exercise of all outstanding options (whether or not then exercisable). The per share exercise price of the Anti-Dilution Options will be equal to the fair market value of a share of the Company’s common stock on the date of grant, as determined by the board of directors. The Anti-Dilution Options, if any, will become exercisable in four equal annual installments, in each case subject to the continued employment of each Executive with the Company on the date each such vesting milestone is achieved, and will be subject to the terms of the Company’s equity incentive plan then in place and a related option grant agreement to be entered between Executive and the Company.

The employment agreements may be terminated (a) automatically upon the Executive’s death; (b) by the Company upon disability, for cause or not for cause; or (c) by the Executive for good reason or no reason; all as defined in the employment agreements.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, then the Executive will be entitled to separation benefits, consisting of 12-24 months of then-current base salary and continuation of health insurance coverage for 12-18 months, depending on the individual.

If the Company terminates the Executive’s employment without cause or if the Executive resigns for good reason, in connection with a change in control of the Company, then the Executive will be entitled to accelerated vesting of all equity awards, in addition to the separation benefits enumerated above.

On February 5, 2025, each of the Company’s Executives agreed to forever waive and discharge any obligation on the part of the Company to pay the consulting fees incurred and unpaid prior to consummation of the Merger. In the aggregate, the amount of consulting fees that were unpaid and waived under this agreement totaled $345,900. As of March 31, 2025 and December 31, 2024, $0 and $313,850, respectively, was included in accounts payable related to the consulting fee liability. Given that the liability was forgiven by members of management of the Company who were deemed to be related parties, the transaction was accounted for as a contribution of capital and, as a result, the Company recognized additional paid-in capital of $345,900 during the three months ended March 31, 2025 in connection with the debt forgiveness.